Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,021,467	$ 1,058,294
Value-added tax payable	212,980	311,956
Other taxes payable	50,221	53,674
Total taxes payable	$ 1,284,668	$ 1,423,924